Purchases and other expenses - Trade payables - Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Trade payables	€ 6,736	€ 6,527	€ 6,214	€ 6,231
Telecoms activities [member]
Disclosure of subsidiaries [line items]
Trade payables	6,635	6,445	6,168
Orange Bank [member]
Disclosure of subsidiaries [line items]
Trade payables	€ 101	€ 82	€ 46